Cover	Sep. 08, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Document Period End Date	Sep. 08, 2023
Entity File Number	001-41267
Entity Registrant Name	AMERICAN REBEL HOLDINGS, INC.
Entity Central Index Key	0001648087
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	909 18
Entity Address, Address Line Two	Avenue South
Entity Address, Address Line Three	Suite A
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37212
City Area Code	(833)
Local Phone Number	267-3235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0. 001 par value
Title of 12(b) Security	Common Stock, $0. 001 par value
Trading Symbol	AREB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	AREBW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false